Operations and principal activities - Consolidated financial statements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operations and principal activities
Net cash (used in)/provided by operating activities	¥ (25,633)	$ (3,510)	¥ 22,501	¥ (112,873)
Net cash used in investing activities	257,039	35,215	(202,611)	(572,212)
Net cash provided by financing activities	(21,512)	(2,946)	(100,015)	(13,586)
Net (decrease)/increase in cash, cash equivalents and restricted cash	213,229	$ 29,212	(268,260)	(642,809)
VIEs and VIEs Subsidiaries
Operations and principal activities
Net cash used in Group companies	(206,009)		(239,088)	(302,028)
Other operating activities	206,519		267,865	278,354
Net cash (used in)/provided by operating activities	510		28,777	(23,674)
Purchase of short-term investments			(31,000)	(40,500)
Proceeds from maturities of short-term investments	16,000		15,000	36,000
Loans to Group companies			(57,680)	(37,000)
Repayments from Group companies			73,982
Other investing activities	(67,980)		(61,681)	(33,444)
Net cash used in investing activities	(51,980)		(61,379)	(74,944)
Borrowings under loan from Group companies	82,527		17,012	63,548
Repayments to borrowings under loan from Group companies	(29,778)		(10,589)	(56,252)
Other financing activities				661
Net cash provided by financing activities	52,749		6,423	7,957
Net (decrease)/increase in cash, cash equivalents and restricted cash	¥ 1,279		¥ (26,179)	¥ (90,661)